Share-based compensation - Schedule of Other Equity Instruments Outstanding (Details) - Restricted Share Units (RSU)	3 Months Ended
Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares) | shares	1,585,877
Number of awards, granted (in shares) | shares	839,680
Number of awards, vested (in shares) | shares	(254,891)
Number of awards, forfeited (in shares) | shares	(60,444)
Number of awards, end of period (in shares) | shares	2,110,222
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 13.26
Weighted average grant date fair value, granted (in USD per share) | $ / shares	2.11
Weighted average grant date fair value, vested (in dollars per share) | $ / shares	19.52
Weighted average grant date fair value, forfeited (in dollars per share) | $ / shares	12.22
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 8.10